Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	42.70
Maximum Aggregate Offering Price	$ 68,320,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,459.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities, this Registration Statement shall also cover any additional shares of the Company's common stock ("Common Stock") that become that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Company's receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (2) Estimate is made pursuant to Rule 457(h) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon $42.70, the average of the high and low prices of the Common Stock on August 1, 2025, as reported on the New York Stock Exchange.